March 19, 1999


Securities and Exchange Commission
Judiciary Plaza
ATTN:  Filing Desk, Stop 1-4
450 Fifth Street NW
Washington, D.C.  20549

Re:  Fidelity Variable Annuity Account,
     A Separate Account of PFL Life Insurance Company
     File No. 811-2954

Dear Sir or Madam:

This letter constitutes the opinion of counsel required by Rule 24f-2 and is furnished in connection with the filing of the Rule 24f-2 Notice dated March 19, 1999 by Fidelity Variable Annuity Account (the "Separate Account"), a separate account of PFL Life Insurance Company (the "Company"), an Iowa corporation.
Rule 24f-2(b) (1) (v) requires that the Rule 24f-2 Notices be accompanied by an opinion of counsel indicating whether the securities the registration of which the notice makes definite in number were legally issued, full paid and non-assessable.

I have acted as counsel to the Company and to the Separate Account in connection with the Rule 24f-2 Notice and in connection with other matters concerning the Company. I have reviewed the Company's articles of incorporation and bylaws and relevant minutes, material contracts, opinions of counsel issued in previous years and recent years' audited financial statements of the Company and the Separate Account. I have examined such additional corporate records and other documents as I deemed relevant. I am a member of the bar of the State of Iowa and have made such examination of Iowa law as I considered necessary.

Based on the foregoing and subject to the qualifications stated above, it is my opinion that the units of interest in the Separate Account referred to in the Rule 24f-2 Notice were legally issued, fully paid and non-assessable under the laws of the State of Iowa. I hereby consent to the filing of this opinion as an exhibit to the Separate Account's Rule 24f-2 Notice for the fiscal year ended December 31, 1998.

Very truly yours,

PFL Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Division

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

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1.     Name and address of issuer:

       Fidelity Variable Annuity Account
       (a separate Account of PFL Life Insurance Company)

       4333 Edgewood Road N.E.
       Cedar Rapids, Iowa  52499

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2.     Name of each series or class of securities for which this Form is filed
       (If the Form is being filed for all series and classes of securities of the issuer, check the box but do list series or classes):

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3.     Investment Company Act File Number:  811-2954


       Securities Act File Number:  33-37498

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4(a).  Last day of fiscal year for which this Form is filed:

       Twelve months ended December 31, 1998

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4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).  Check box if this is the last time the issuer will be filing this Form.

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


5.  Calculation of registration fee:
       (i)      Aggregate sale price of securities sold during
                the fiscal year pursuant to section 24(f):                           $  1,400,103,051

      (ii)      Aggregate price of securities redeemed or
                repurchased during the fiscal year:                                  $   1,532,052,152

      (iii)     Aggregate price of securities redeemed or repurchased
                during any prior fiscal year ending no earlier than
                October 11, 1995 that were not previously used to
                reduce registration fees payable to the Commission:
                                                                                     $     160,329,923



      (iv)      Total available redemption credits [add Items 5(ii)
                and 5(iii)]:                                                         -  $1,692,382,075

       (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:
                                                                                     $             N/A
                                                                                     -----------------
  ----------------------------------------------------------------------------------------------------
      (vi)      Redemption credits available for use in future years     $_(_____)_
                -- if Item 5(i) is less than Item 5(iv) [subtract Item
                5(iv) from Item 5(i)]:
  ----------------------------------------------------------------------------------------------------
      (vii)     Multiplier for determining registration fee (See
                Instruction C.9):                                                           x  .000278

     (viii)     Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                        =  $    0

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

6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting and amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.
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7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$__________

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

8.  Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]:                                       = $    0


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9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:


    Method of Delivery:


                 [_]  Wire Transfer

                 [_]  Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Ronald L. Ziegler

                           Ronald L. Ziegler, Vice President and Actuary
                           ---------------------------------------------


Date    March 19, 1999
        --------------

        * Please print the name and title of the signing officer below the signature.